The Company - Additional Information (Detail)				6 Months Ended
	Jun. 30, 2022	May 04, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	51.30%		61.80%
Calyxt Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary		51.40%		51.30%
Calyxt Inc [Member] | Cellectis S.A. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary				51.30%